Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 60,902	$ 91,492
Financial assets at FVTPL	7	7
Prepayments, other receivables and other assets	3,141	2,696
Other receivables -related party	14
Short-term investments at amortized cost		7,000
Total current assets	64,064	101,195
Non-current assets
Property, plant and equipment	1,743	2,646
Right-of-use assets	962	1,154
Other intangible assets	40	63
Other receivables and other assets	304	282
Long-term equity investments	4,157
Long-term investments at amortized cost		24,849
Total non-current assets	7,206	28,994
Total assets	71,270	130,189
Current liabilities
Trade payables	10,146	14,348
Contract Liabilities	5,000
Other payables and accruals	3,413	4,247
Interest-bearing bank borrowings	26,330	30,357
Lease liabilities	471	722
Total current liabilities	45,360	49,674
Non-current liabilities
Contract Liabilities		5,000
Lease liabilities	425	469
Total non-current liabilities	425	5,469
Total liabilities	45,785	55,143
SHAREHOLDERS’ (DEFICIT)/ EQUITY
Share premium	439,016	438,707
Share based payments reserve	20,311	18,018
Exchange fluctuation reserve	(4,535)	(4,241)
Accumulated deficit	(429,318)	(377,449)
Total shareholders’ (deficit)/equity	25,485	75,046
Total liabilities and shareholders’ (deficit)/equity	71,270	130,189
Class A Ordinary Shares
SHAREHOLDERS’ (DEFICIT)/ EQUITY
Ordinary shares, value	9	9
Class B Ordinary Shares
SHAREHOLDERS’ (DEFICIT)/ EQUITY
Ordinary shares, value	$ 2	$ 2